UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22193

AIP MULTI-STRATEGY FUND P

(Exact name of Registrant as specified in Charter)

100 Front Street, Suite 400
West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Kara Fricke, Esq.
Morgan Stanley Investment Management Inc.
1633 Broadway
New York, New York 10019

(Name and address of agent for service)

COPY TO:

Allison M. Fumai, Esq.
DECHERT LLP
1095 Avenue of the Americas
New York, NY 10036-6797
(212) 698-3500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

ITEM 1.	REPORTS TO STOCKHOLDERS. The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

AIP MULTI-STRATEGY FUND P Financial Statements (Unaudited) For the Period from January 1, 2023 to June 30, 2023

Unaudited financial statements for AIP Multi-Strategy Fund A for the period from January 1, 2023 to June 30, 2023 are attached to these financial statements and are an integral part thereof. AIP Multi-Strategy Fund P Financial Statements (Unaudited) For the Period from January 1, 2023 to June 30, 2023 Contents Financial Statements (Unaudited) Statement of Assets and Liabilities 1 Statement of Operations 2 Statements of Changes in Net Assets 3 Statement of Cash Flows 4 Notes to Financial Statements 5 Proxy Voting Policies and Procedures and Proxy Voting Record 14 Quarterly Portfolio Schedule 14

AIP Multi-Strategy Fund P Statement of Assets and Liabilities (Unaudited) June 30, 2023 See accompanying notes and attached unaudited financial statements for AIP Multi-Strategy Fund A. 1 Assets Investment in AIP Multi-Strategy Fund A, at fair value (cost $181,244) $ 264,941 Cash and cash equivalents 124,681 Total assets 389,622 Liabilities Shareholder servicing fee payable 58,575 Accrued expenses and other liabilities 41,712 Total liabilities 100,287 Net assets $ 289,335 Net assets consist of: Net capital 5,007,098 $ Total distributable earnings (loss) (4,717,763) Net assets $ 289,335 Net asset value per share: 513.457 shares issued and outstanding, no par value, 3,000,000 registered shares 563.50 $ Maximum offering price per share ($563.50 plus sales load of 3% of net asset value per share) 580.41 $

AIP Multi-Strategy Fund P Statement of Operations (Unaudited) For the Period from January 1, 2023 to June 30, 2023 See accompanying notes and attached unaudited financial statements for AIP Multi-Strategy Fund A. 2 Expenses Professional fees 56,447 $ Transfer agent fees 14,516 Registration fees 7,986 Printing fees 3,082 Custody fees 1,209 Shareholder servicing fees 1,153 Other 2,251 Total expenses 86,644 Net investment income (loss) (86,644) Realized and unrealized gain (loss) from investments in AIP Multi-Strategy Fund A Net change in unrealized appreciation/depreciation on investments 7,112 Net realized and unrealized gain (loss) from investments in AIP Multi-Strategy Fund A 7,112 Net increase (decrease) in net assets resulting from operations $ (79,532)

AIP Multi-Strategy Fund P Statements of Changes in Net Assets (Unaudited) See accompanying notes and attached unaudited financial statements for AIP Multi-Strategy Fund A. 3 For the year ended December 31, 2022 Net increase (decrease) in net assets resulting from operations: Net investment income (loss) (165,397) $ Net realized gain (loss) from investments (70,197) Net change in unrealized appreciation/depreciation on investments 27,135 Net increase (decrease) in net assets resulting from operations (208,459) Shareholder transactions: Repurchases (representing 547.093 shares) (371,929) Net increase (decrease) in net assets from shareholder transactions (371,929) Total increase (decrease) in net assets (580,388) Net assets, beginning of year (representing 1,060.550 shares) 949,255 Net assets, end of year (representing 513.457 shares) $ 368,867 For the period from January 1, 2023 to June 30, 2023 Net increase (decrease) in net assets resulting from operations: Net investment income (loss) (86,644) $ Net change in unrealized appreciation/depreciation on investments 7,112 Net increase (decrease) in net assets resulting from operations (79,532) Net assets, beginning of period (representing 513.457 shares) 368,867 Net assets, end of period (representing 513.457 shares) $ 289,335

AIP Multi-Strategy Fund P Statement of Cash Flows (Unaudited) For the Period from January 1, 2023 to June 30, 2023 See accompanying notes and attached unaudited financial statements for AIP Multi-Strategy Fund A. 4 Cash flows from operating activities Net increase (decrease) in net assets resulting from operations $ (79,532) Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: Net change in unrealized appreciation/depreciation on investments in AIP Multi-Strategy Fund A (7,112) Increase (decrease) in shareholder servicing fee payable 1,153 Increase (decrease) in accrued expenses and other liabilities (9,476) Net cash provided by (used in) operating activities (94,967) Net change in cash and cash equivalents (94,967) Cash and cash equivalents at beginning of period 219,648 Cash and cash equivalents at end of period 124,681 $

AIP Multi-Strategy Fund P Notes to Financial Statements (Unaudited) June 30, 2023 See attached unaudited financial statements for AIP Multi-Strategy Fund A. 5 1. Organization AIP Multi-Strategy Fund P (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on February 27, 2008. The Fund commenced operations on May 1, 2010 and operates pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law. The Fund is a “Feeder” fund in a “Master-Feeder” structure whereby the Fund invests substantially all of its assets in AIP Multi-Strategy Fund A (the “Master Fund”). The Master Fund is a statutory trust organized under the laws of the State of Delaware and is registered under the 1940 Act as a closed-end, non-diversified, management investment company (although it also intends to comply with Subchapter M diversification requirements, as described in more detail below). Morgan Stanley AIP GP LP serves as the Master Fund’s investment adviser (the “Investment Adviser”). The Investment Adviser is an affiliate of Morgan Stanley and is registered as an investment adviser under the U.S. Investment Advisers Act of 1940, as amended (the “Advisers Act”) and as a commodity trading adviser and a commodity pool operator with the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”). The Fund has the same investment objective as the Master Fund. The Master Fund’s investment objective is to seek long-term capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third party investment managers who primarily employ a variety of investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. These investment strategies allow investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Master Fund may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions such as total return swaps, options and futures. As of June 30, 2023, the Fund had a 37.19% ownership interest in the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements. The Fund has a Board of Trustees (the “Board”) that has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. None of the members of the Board (the “Trustees”) are “interested persons” (as defined by the 1940 Act) of the Fund or the Investment Adviser. The same Trustees also serve as the Master Fund’s Board of Trustees. The Fund’s term is no longer perpetual and the Fund expects to terminate alongside the Master Fund. On December 11, 2019, the Board determined that it was in the best interests of the Fund’s Shareholders to dissolve the Fund, in accordance with the applicable terms stated in the Trust Deed. The Fund has submitted full redemption requests to the Master Fund. The Board expects that the Fund will continue to distribute liquidation proceeds on a quarterly basis as the Fund continues to receive redemption proceeds

AIP Multi-Strategy Fund P Notes to Financial Statements (Unaudited) (continued) See attached unaudited financial statements for AIP Multi-Strategy Fund A. 6 1. Organization (continued) from the Master Fund. Once all liquidation proceeds have been distributed to the Shareholders, the Fund shall promptly thereafter be dissolved as a Delaware statutory trust. 2. Significant Accounting Policies The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“US GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”, for the purpose of financial reporting. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund’s financial statements are stated in United States dollars. Investment in the Fund As of January 1, 2020, the Fund’s shares are no longer being offered for sale. Prior to January 1, 2020, the Fund offered on a continuous basis through Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of Morgan Stanley, up to 3,000,000 shares of beneficial interest (“Shares”). The initial closing date (“Initial Closing Date”) for the public offering of Shares was May 3, 2010. Shares were offered until the Initial Closing Date at an initial offering price of $1,000 per Share, plus any applicable sales load, and were continuously offered thereafter for purchase as of the first day of each calendar month at the Fund’s then current net asset value per Share, plus any applicable sales load. The Distributor may have entered into selected dealer arrangements with various brokers and dealers (“Selling Agents”), some of which may have been affiliates of the Fund, that have agreed to participate in the distribution of the Fund’s Shares. Shares were sold only to certain investors (“Shareholders”) who represented that they were “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the U.S. Securities Act of 1933, as amended. The Distributor or any Selling Agent may have imposed additional eligibility requirements for Shareholders who purchased Shares through the Distributor or such Selling Agent. The minimum initial investment in the Fund by any Shareholder was $50,000 and the minimum additional investment in the Fund by any Shareholder was $25,000. The minimum initial and additional investments may have been reduced by the Fund with respect to certain Shareholders. Shareholders only purchased their Shares through the Distributor or through a Selling Agent.

AIP Multi-Strategy Fund P Notes to Financial Statements (Unaudited) (continued) See attached unaudited financial statements for AIP Multi-Strategy Fund A. 7 2. Significant Accounting Policies (continued) Investment in the Fund (continued) As of January 1, 2020, the Fund ceased to offer to repurchase Shares (or portions of them). Prior to January 1, 2020, the Fund offered to repurchase Shares (or portions of them) at net asset value pursuant to written tenders by Shareholders. Any offer to repurchase Shares by the Fund would have only been made to Shareholders at the same times as, and in parallel with, each repurchase offer made by the Master Fund to its investors, including the Fund. Each such parallel repurchase offer made by the Master Fund would have generally applied to up to 15% of the net assets of the Master Fund. Repurchases would have been made at such times, in such amounts and on such terms as may have been determined by the Board, in its sole discretion. In determining whether the Fund should have offered to repurchase Shares (or portions of them) from Shareholders, the Board considered the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser generally recommended to the Board that the Fund offers to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30 and December 31. In general, the Fund initially paid at least 90% of the estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased was determined, or (2) if the Master Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Master Fund has received at least 90% of the aggregate amount withdrawn by the Master Fund from such Investment Funds. The remaining amount (the “Holdback Amount”) would have been paid out promptly after the completion of the annual audit of the Fund and preparation of the Fund’s audited financial statements. As of June 30, 2023, there were no Holdback Amounts outstanding. Investment in the Master Fund The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s proportionate interest in the net assets of the Master Fund as of June 30, 2023. Valuation of Investment Funds and other investments held by the Master Fund, including the Master Fund’s disclosure of investments under the three-tier hierarchy, is discussed in the notes to the Master Fund’s financial statements. Pursuant to Rule 2a-5 of the Act, which became effective September 8, 2022, the Board has designated the Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Board. The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, which are attached, are an integral part of these financial statements. Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund. Cash and Cash Equivalents Cash and cash equivalents consist of cash held on deposit and short term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. As of June 30, 2023, the Fund did not hold any cash equivalents.

AIP Multi-Strategy Fund P Notes to Financial Statements (Unaudited) (continued) See attached unaudited financial statements for AIP Multi-Strategy Fund A. 8 2. Significant Accounting Policies (continued) Income Recognition and Expenses The Fund recognizes income and records expenses on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The changes in the fair value of the investment in the Master Fund are included in net change in unrealized appreciation/depreciation on investments in the Statement of Operations. Realized gain (loss) from investment in the Master Fund is calculated using specific identification. Income Taxes The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net realized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of June 30, 2023. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Generally, open tax years under potential examination vary by jurisdiction, but at least each of the tax years in the four-year period ended December 31, 2022, remains subject to examination by major taxing authorities. As of December 31, 2022, the Fund had available for federal income tax purposes unused long term capital losses of approximately $4,667,114, that do not have an expiration date. To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. As of June 30, 2023, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows: Cost of investments for tax purposes $ 181,244 Gross tax unrealized appreciation $ 7,112 Gross tax unrealized depreciation - Net tax unrealized appreciation/depreciation on investments $ 7,112

AIP Multi-Strategy Fund P Notes to Financial Statements (Unaudited) (continued) See attached unaudited financial statements for AIP Multi-Strategy Fund A. 9 2. Significant Accounting Policies (continued) Distribution of Income and Gains The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. In order to satisfy the diversification requirements under Subchapter M of the Code, the Fund generally invests its assets in the Master Fund, which generally invests its assets in Investment Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies. As such, the Fund expects that its distributions generally will be taxable as ordinary income to the Shareholders. Pursuant to the dividend reinvestment plan established by the Fund (the “DRIP”), each Shareholder whose Shares were registered in its own name was automatically made a participant under the DRIP and had all income, dividends and capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elected to receive all income, dividends and capital gain distributions in cash. The Fund did not pay a dividend in 2022. The tax character of distributions paid may differ from the character of distributions shown for U.S. GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during the year ended December 31, 2022 was as follows: December 31, 2022 Distributions paid from: Ordinary income - $ Capital gain - Paid-in capital - Total - $ The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from US GAAP. These book/tax differences are considered either temporary or permanent in nature. Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

AIP Multi-Strategy Fund P Notes to Financial Statements (Unaudited) (continued) See attached unaudited financial statements for AIP Multi-Strategy Fund A. 10 2. Significant Accounting Policies (continued) Distribution of Income and Gains (continued) Permanent differences, primarily due to book to tax differences from tax equalization debits, resulting in reclassifications among the Fund’s components of net assets as of December 31, 2022. Total distributable earnings $ 185,856 Paid-in-capital $ (185,856) As of December 31, 2022, the components of distributable earnings on a tax basis were as follows: Undistributed ordinary income $ - 3. Management Fee, Related Party Transactions and Other The Fund bears all expenses incurred in the business of the Fund, including, but not limited to, expenses borne indirectly through the Fund’s investment in the Master Fund. The Fund does not pay the Adviser a management fee. however, prior to April 1, 2020 as a holder of shares of the Master Fund, the Fund and its Shareholders were indirectly subject to the management fees charged to the Master Fund by the Investment Adviser. Effective April 1, 2020, the Investment Adviser voluntarily agreed to forgo any management fees. Please refer to the attached financial statements of the Master Fund for a discussion of the computation of the management fee. Prior to April 30, 2020, the Investment Adviser had contractually agreed to waive or reimburse the Master Fund for expenses (other than fees and expenses of the underlying hedge funds in which the Master Fund invests, extraordinary expenses and certain investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed by the Master Fund) to the extent necessary in order to cap the Master Fund’s total annual operating expenses at 1.75% until the termination of the Master Fund’s investment advisory agreement. The Investment Adviser had voluntarily agreed to further reimburse the Fund for expenses (other than fees and expenses of the underlying hedge funds in which the Master Fund invests, extraordinary expenses, and the Fund’s proportionate share of certain investment related expenses of the Master Fund) to the extent necessary in order to cap the Fund’s total annual operating expenses (including Master Fund operating expenses, other than extraordinary expenses and certain investment related expenses, such as foreign country tax, expenses, and interest expense on amounts borrowed by the Master Fund) at 2.00% of the Fund’s net assets until the termination of the Master Fund’s investment advisory agreement. Effective April 30, 2020, the Investment Adviser no longer will be waiving or reimbursing the Master Fund or the Fund for expenses. For the period from January 1, 2023 to June 30, 2023, there were no expense reimbursements and there was no receivable from the Investment Adviser as of June 30, 2023.

AIP Multi-Strategy Fund P Notes to Financial Statements (Unaudited) (continued) See attached unaudited financial statements for AIP Multi-Strategy Fund A. 11 3. Management Fee, Related Party Transactions and Other (continued) The Distributor and Selling Agents may charge Shareholders a sales load of up to 3% of the Shareholders’ purchase. The Distributor or a Selling Agent may, in its discretion, waive the sales load for certain investors. The Fund pays the Distributor, and the Distributor pays each Service Agent (which may include financial institutions and other industry professionals in addition to broker-dealers) that enters into a Distribution and Shareholder Servicing Agreement with the Distributor, a monthly distribution and shareholder servicing fee of up to 0.0625% (0.75% on an annualized basis) of the net asset value of the outstanding Shares attributable to the clients of the Service Agent who are invested in the Fund through the Service Agent. In exchange for this fee, the Service Agent provides distribution, marketing and/or sales support services, including making the Fund available as an investment option to the Service Agent’s clients, offering the Fund as an option on any distribution “platform” the Service Agent administers, making information about the Fund available to clients, including the Fund’s Prospectus, statement of additional information and sales literature, engaging in education or marketing activities about the Fund and its characteristics and retaining or utilizing the services of sales professionals, consultants and other personnel to assist in marketing shares of the Fund to clients. For the period from January 1, 2023 to June 30, 2023, the Fund incurred shareholder servicing fees of $1,153, of which $58,575 was payable as of June 30, 2023, which includes amounts payable from the prior year. State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund. State Street also serves as the Fund’s custodian. UMB Fund Services, Inc. serves as the Fund’s transfer agent. Transfer agent fees are payable monthly based on an annual Fund base fee, annual per Shareholder account charges, and out-of pocket expenses incurred by the transfer agent on the Fund’s behalf. 4. Contractual Obligations The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote. 5. Market Risk and Risks Relating to Certain Financial Instruments An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and from the Fund’s investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of

ALTERNATIVE INVESTMENT PARTNERS
Morgan Stanley

AIP Multi-Strategy Fund P
Notes to Financial Statements (Unaudited) (continued)

5. Market Risk and Risks Relating to Certain Financial Instruments (continued)

adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

6. Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders. The calculations below are not annualized for periods less than one year.

	For the Period from January 1, 2023 to June 30, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
For a Share outstanding throughout the period:						
Net asset value, beginning of period	$ 718.40	$ 895.06	$ 943.23	$ 932.48	$ 921.73	$ 928.73
Net investment income (loss) [(a)]	(168.75)	(223.08)	(75.16)	(11.66)	40.09	14.25
Net realized and unrealized gain (loss) from investments	13.85	46.42	26.99	22.41	13.67	(6.80)
Net increase (decrease) resulting from operations	(154.90)	(176.66)	(48.17)	10.75	53.76	7.45
Distributions paid						
Net investment income	-	-	-	-	(43.01)	(14.45)
Net realized gain	-	-	-	-	-	-
Net asset value, end of period	$ 563.50	$ 718.40	$ 895.06	$ 943.23	$ 932.48	$ 921.73
Total return [(b)]	(21.56)%	(19.74)%	(5.11)%	1.15%	5.92%	0.79%
Ratio of total expenses before expense reimbursements [(c)]	41.83%	47.47%	14.79%	3.79%	3.91%	3.61%
Ratio of total expenses after expense reimbursements [(c)]	41.83%	47.47%	14.79%	3.02%	2.61%	2.65%
Ratio of net investment income (loss) [(d)]	(41.65)%	(47.23)%	(14.77)%	(2.95%)	2.07%	(0.62)%
Portfolio turnover [(e)]	0% [(f)]	0% [(f)]	0% [(f)]	0% [(f)]	22%	21%
Net assets, end of period (000s)	$ 289	$ 369	$ 949	$ 2,084	$ 22,395	$ 24,510

(a) Calculated based on the average shares outstanding methodology.
(b) Total return assumes a subscription of a Share to the Fund at the beginning of the period indicated and a repurchase of the Share on the last day of the period, assumes reinvestment of all distributions for the period, and does not reflect the impact of the sales load, if any, incurred when subscribing to the Fund.
(c) Includes net expenses of the Master Fund.
(d) Includes net investment income and net expenses of the Master Fund.
(e) The portfolio turnover rate reflects investment activity of the Master Fund.
(f) The Master Fund did not have any Investment Fund purchases resulting in a portfolio turnover of 0.00%.

The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder's return and ratios may vary from these returns and ratios due to the timing of Share transactions.

See attached unaudited financial statements for AIP Multi-Strategy Fund A.

12

AIP Multi-Strategy Fund P Notes to Financial Statements (Unaudited) (continued) See attached unaudited financial statements for AIP Multi-Strategy Fund A. 13 7. Subsequent Events Unless otherwise stated throughout the Notes to Financial Statements, the Fund noted no subsequent events that require disclosure in or adjustment to the financial statements through the date that the financial statements were available to be issued.

AIP Multi-Strategy Fund P 14 Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited) If applicable, a copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s investments; and (2) how the Fund voted proxies relating to Fund investments during the most recent period ended June 30, is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov. Quarterly Portfolio Schedule (Unaudited) The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-PORT. The Fund’s Forms N-PORT are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

15 AIP Multi-Strategy Fund P 100 Front Street, Suite 400 West Conshohocken, PA 19428 Trustees W. Allen Reed, Chair of the Board Frances L. Cashman Eddie A. Grier Frank L. Bowman Kathleen A. Dennis Nancy C. Everett Jakki L. Haussler Dr. Manuel H. Johnson Joseph J. Kearns Michael F. Klein Patricia A. Maleski Officers John H. Gernon, President and Principal Executive Officer Christopher Auffenberg, Vice President Michael J. Key, Vice President Deidre A. Downes, Chief Compliance Officer Francis J.Smith, Treasurer and Principal Financial Officer Mary E. Mullin, Secretary Master Fund’s Investment Adviser Morgan Stanley AIP GP LP 100 Front Street, Suite 400 West Conshohocken, PA 19428 Administrator, Custodian, Fund Accounting Agent and Escrow Agent State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 Transfer Agent UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212 Independent Registered Public Accounting Firm Ernst & Young LLP 200 Clarendon Street Boston, MA 02116 Legal Counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036 Counsel to the Independent Trustees Perkins Coie LLP 1155 Avenue of the Americas New York, NY 10036

AIP MULTI-STRATEGY FUND A Financial Statements (Unaudited) For the Period from January 1, 2023 to June 30, 2023

AIP Multi-Strategy Fund A Financial Statements (Unaudited) For the Period from January 1, 2023 to June 30, 2023 Contents Financial Statements (Unaudited) Statement of Assets and Liabilities 1 Statement of Operations 2 Statements of Changes in Net Assets 3 Statement of Cash Flows 4 Schedule of Investments 5 Notes to Financial Statements 7 Investment Advisory Agreement Approval 18 Proxy Voting Policies and Procedures and Proxy Voting Record 21 Quarterly Portfolio Schedule 21

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith. 1 AIP Multi-Strategy Fund A Statement of Assets and Liabilities (Unaudited) June 30, 2023 Assets Investment in investment funds, at fair value (cost $183,919) $ 766,778 Cash and cash equivalents 12,738 1,656 Other assets 1,493 Total assets 782,665 Liabilities Accrued expenses and other liabilities 70,332 Total liabilities 70,332 Net assets 712,333 $ Net assets consist of: Net capital 8,836,112 $ Total distributable earnings (loss) (8,123,779) Net assets 712,333 $ Net asset value per share: 527.150 shares issued and outstanding, no par value, 3,000,000 registered shares 1,351.29 $ Receivable for investments sold

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith. 2 AIP Multi-Strategy Fund A Statement of Operations (Unaudited) For the Period from January 1, 2023 to June 30, 2023 Investment Income Dividend 1,493 $ Expenses Professional fees 77,840 Transfer agent fees 19,225 Registration fees 9,232 Printing fees 2,338 Custody fees 1,502 Accounting and administration fees 208 Other 4,420 Total net expenses 114,765 Net investment income (loss) (113,272) Realized and unrealized gain (loss) from investments Net realized gain (loss) from investments in investment funds 2,354 Net realized gain (loss) from investments 2,354 Net change in unrealized appreciation/depreciation on investments in investment funds 130,040 Net change in unrealized appreciation/depreciation on investments 130,040 Net realized and unrealized gain (loss) from investments 132,394 Net increase (decrease) in net assets resulting from operations 19,122 $

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith. 3 AIP Multi-Strategy Fund A Statements of Changes in Net Assets (Unaudited) For the year ended December 31, 2022 Net increase (decrease) in net assets resulting from operations: Net investment income (loss) (195,440) $ Net realized gain (loss) from investments 103,319 Net change in unrealized appreciation/depreciation on investments (23,661) Net increase (decrease) in net assets resulting from operations (115,782) Shareholder transactions: Repurchases (representing 1,285.948 shares) (1,000,000) Net increase (decrease) in net assets from shareholder transactions (1,000,000) Total increase (decrease) in net assets (1,115,782) Net assets, beginning of year (representing 1,813.098 shares) 1,808,993 Net assets, end of year (representing 527.150 shares) 693,211 $ For the period from January 1, 2023 to June 30, 2023 Net increase (decrease) in net assets resulting from operations: Net investment income (loss) (113,272) $ Net realized gain (loss) from investments 2,354 Net change in unrealized appreciation/depreciation on investments 130,040 Net increase (decrease) in net assets resulting from operations 19,122 Net assets, beginning of period (representing 527.150 shares) 693,211 Net assets, end of period (representing 527.150 shares) 712,333 $

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith. 4 AIP Multi-Strategy Fund A Statement of Cash Flows (Unaudited) For the Period from January 1, 2023 to June 30, 2023 Cash flows from operating activities Net increase (decrease) in net assets resulting from operations 19,122 $ Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: Net realized (gain) loss from investments in investment funds (2,354) Net change in unrealized appreciation/depreciation on investments in investment funds (130,040) Proceeds from sales of investments in investment funds 2,354 (Increase) decrease in receivable for investments sold 59,677 (Increase) decrease in other assets 136 Increase (decrease) in accrued expenses and other liabilities (17,455) Net cash provided by (used in) operating activities (68,560) Net change in cash and cash equivalents (68,560) Cash and cash equivalents at beginning of period 81,298 Cash and cash equivalents at end of period 12,738 $

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith. 5 AIP Multi-Strategy Fund A Schedule of Investments (Unaudited) June 30, 2023 Next First Available Acquisition Fair Redemption Description Date Cost Value Date * Liquidity ** Investment Fund Private Placement QVT Roiv Hldgs Offshore Ltd.(b)(c) 1/1/2016 $ $ $ 766,778 183,919 107.64% (a) (a) Total Private Placement 183,919 766,778 107.64 Total Investment in Investment Fund $ $ 766,778 183,919 107.64 Liabilities in excess of Other Assets (54,445) (7.64) Total Net Assets $ 712,333 100.00 % Percent of Net Assets Detailed information about all of the Investment Fund portfolio is not available. Investment Fund are non-income producing. * Investment in Investment Fund may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after June 30, 2023 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Investment Fund may be subject to fees. ** Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms. (a) A portion or all of the Fund's interests in the Investment Fund have restricted liquidity. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund is able to liquidate underlying investments. (b) This Investment Fund holds only one underlying investment, Roivant Sciences Ltd. (c) Fair value was determined by using significant unobservable inputs.

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith. 6 AIP Multi-Strategy Fund A Schedule of Investments (Unaudited) (continued) June 30, 2023 Strategy Allocation Private Placement 107.64 % Total Investment in Investment Fund % 107.64 Percent of Net Assets

AIP Multi-Strategy Fund A Notes to Financial Statements (Unaudited) June 30, 2023 7 1. Organization AIP Multi-Strategy Fund A (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on February 27, 2008. The Fund commenced operations on May 1, 2010 and operates pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below. The Fund’s investment objective is to seek long-term capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third party investment managers who primarily employ a variety of investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. These investment strategies allow investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Fund may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions, such as total return swaps, options and futures. Morgan Stanley AIP GP LP serves as the Fund’s investment adviser (the “Investment Adviser”). The Adviser is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Trustees (the “Board”). The Investment Adviser is an affiliate of Morgan Stanley. The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940, as amended (the “Advisers Act”), and as a commodity trading adviser and a commodity pool operator with the Commodity Futures Trading Commission and the National Futures Association. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law. The Fund’s term is no longer perpetual and the Fund expects to terminate shortly after the remaining Investment Fund has been liquidated. On December 11, 2019, the Board determined that it was in the best interests of the Fund’s Shareholders to dissolve the Fund, in accordance with the applicable terms stated in the Trust Deed. The Fund has submitted full redemption requests to the Investment Funds. The Board expects that the Fund will continue to distribute liquidation proceeds on a quarterly basis as the Fund continues to receive redemption proceeds from the Investment Funds. Once all liquidation proceeds have been distributed to the Shareholders, the Fund shall promptly thereafter be dissolved as a Delaware statutory trust. The Fund is a “Master” fund in a “Master-Feeder” structure whereby the feeder fund invests substantially all of its assets in the Fund. As of June 30, 2023, AIP Multi-Strategy Fund P, a feeder fund to the Fund, represented 37.19 % of the Fund’s net assets. The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. None of the members of the Board are “interested persons” (as defined by the 1940 Act) of the Fund or the Investment Adviser.

AIP Multi-Strategy Fund A Notes to Financial Statements (Unaudited) (continued) 8 1. Organization (continued) As of January 1, 2020, the Fund’s shares are no longer being offered for sale. Prior to January 1, 2020, the Fund offered on a continuous basis through Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of Morgan Stanley, up to 3,000,000 shares of beneficial interest (“Shares”). The initial closing date (“Initial Closing Date”) for the public offering of Shares was May 3, 2010. Shares were offered during an initial public offering period which ended on the Initial Closing Date at an initial offering price of $1,000 per Share, and were offered in a continuous offering thereafter at the Fund’s then current net asset value per Share. Investors purchasing Shares in the Fund (“Shareholders”) were not charged a sales load. Shares were purchased as of the first day of each month from the Distributor at the Fund’s then current net asset value per Share or through any registered investment adviser (a “RIA”) that had entered into an arrangement with the Distributor for such RIA to recommend Shares to its clients in conjunction with a “wrap” fee, asset allocation or other managed asset program sponsored by such RIA. Shares were sold only to Shareholders that represented that they were “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the U.S. Securities Act of 1933, as amended. The minimum initial investment in the Fund by any Shareholder was $50,000. The minimum additional investment in the Fund by any Shareholder was $25,000. The minimum initial and additional investments may be reduced by the Fund with respect to certain Shareholders. Shareholders only purchased their Shares through the Distributor or a RIA. Any RIA who offered Shares to its clients may have imposed additional eligibility requirements on investors who purchased Shares through such RIA. As of January 1, 2020, the Fund ceased to offer to repurchase Shares (or portions of them). Prior to January 1, 2020, the Fund offered to repurchase Shares (or portions of them) at net asset value pursuant to written tenders by Shareholders, and each such repurchase offer would have been generally applied to up to 15% of the net assets of the Fund. Repurchases would have been made at such times, in such amounts and on such terms as may have be determined by the Board, in its sole discretion. In determining whether the Fund should have offered to repurchase Shares (or portions of them) from Shareholders, the Board considered the recommendations of the Adviser as to the timing of such offer, as well as a variety of operational, business and economic factors. The Adviser generally recommended to the Board that the Fund offers to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30 and December 31. In general, the Fund initially paid at least 90% of the estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased is determined, or (2) if the Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from such Investment Funds. The remaining amount (the “Holdback Amount”) would have been paid out promptly after completion of the annual audit of the Fund and preparation of the Fund’s audited financial statements. As of June 30, 2023, there were no Holdback Amounts outstanding.

AIP Multi-Strategy Fund A Notes to Financial Statements (Unaudited) (continued) 9 2. Significant Accounting Policies The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“US GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”, for the purpose of financial reporting. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund’s financial statements are stated in United States dollars. Portfolio Valuation The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. As of June 30, 2023, all of the Fund’s portfolio was comprised of investments in Investment Fund. Pursuant to Rule 2a-5 of the Act, which became effective September 8, 2022, the Board has designated the Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Board. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net asset value of each such Investment Fund (“NAV”), as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners, pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. Some of the Investment Funds may hold a portion of their assets in “side pockets,” which are sub-funds within the Investment Funds that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund that maintains these side pockets, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Investment Fund, the fair value of its investment could fluctuate based on adjustments to the value of the side pocket as reported by the

AIP Multi-Strategy Fund A Notes to Financial Statements (Unaudited) (continued) 10 2. Significant Accounting Policies (continued) Portfolio Valuation (continued) Investment Fund’s investment manager. At June 30, 2023, $766,778 of the Fund’s net assets were invested in side pockets maintained by the Investment Fund. The Adviser has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Fund’s valuation policies and procedures, which have been adopted by the Board, and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s accounting, financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an investment using valuation techniques such as a market approach or income approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. The Valuation Committee shall meet at least annually to analyze changes in fair value measurements. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Fund been available. Cash and Cash Equivalents Cash and cash equivalents consist of cash held on deposit and short term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. Investments in money markets are valued at fair value using the net asset value as the price and are categorized as Level 1 securities as described in Note 4. As of June 30, 2023, cash equivalents included investments in money market funds valued at $12,738. The Fund maintains cash held on deposit at one or more financial institutions. The Fund is subject to credit risk should a financial institution be unable to fulfil its obligations.

AIP Multi-Strategy Fund A Notes to Financial Statements (Unaudited) (continued) 11 2. Significant Accounting Policies (continued) Income Recognition and Expenses The Fund recognizes income and records expenses on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The changes in Investment Funds’ fair values are included in net change in unrealized appreciation/depreciation on investments in Investment Funds in the Statement of Operations. Realized gain (loss) from investments in Investment Funds is calculated using specific identification. Income Taxes The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of June 30, 2023. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Generally, open tax years under potential examination vary by jurisdiction, but at least each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by major taxing authorities. As of December 31, 2022, the Fund had available for federal income tax purposes unused short term and long term capital losses of approximately $1,370,494 and $6,723,803, respectively, that do not have an expiration date. To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the Shareholders. As of June 30, 2023, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows: Cost of investments for tax purposes $ 766,778 Gross tax unrealized appreciation $ (582,859) Gross tax unrealized depreciation - Net tax unrealized appreciation/depreciation on investments $ (582,859)

AIP Multi-Strategy Fund A Notes to Financial Statements (Unaudited) (continued) 12 2. Significant Accounting Policies (continued) Distribution of Income and Gains The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. In order to satisfy the diversification requirements under Subchapter M of the Code, the Fund generally invests its assets in Investment Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (“PFICs”). As such, the Fund expects that distributions generally will be taxable as ordinary income to the Shareholders. Pursuant to the dividend reinvestment plan established by the Fund (the “DRIP”), each Shareholder whose Shares were registered in its own name was automatically made a participant under the DRIP and had all income, dividends and capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elected to receive all income, dividends and capital gain distributions in cash. The Fund did not pay a dividend in 2022. The tax character of distributions paid may differ from the character of distributions shown for U.S. GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions for 2022. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from US GAAP. These book/tax differences are considered either temporary or permanent in nature. Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses. Permanent differences, primarily due to book to tax differences from tax equalization debits, partnership investments and passive foreign investment companies resulted in the following reclassifications among the Fund’s components of net assets as of December 31, 2022: Total distributable earnings $ 136,628 Net capital $ (136,628)

AIP Multi-Strategy Fund A Notes to Financial Statements (Unaudited) (continued) 13 2. Significant Accounting Policies (continued) Distribution of Income and Gains (continued) As of June.30, 2023, the components of distributable earnings on a tax basis were as follows: Undistributed ordinary income $ - 3. Financial Instruments with Off-Balance Sheet Risk In the normal course of business, the Investment Funds in which the Fund invests may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and swaps. The Fund’s risk of loss in each Investment Fund is limited to the value of the Fund’s interest in each Investment Fund as reported by the Fund. 4. Fair Value of Financial Instruments The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments. The inputs are summarized in the three broad levels listed below: Level 1 – quoted prices in active markets for identical investments Level 2 – other significant observable inputs (including quoted prices for similar investments) or short-term investments that are valued at amortized cost Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

AIP Multi-Strategy Fund A Notes to Financial Statements (Unaudited) (continued) 14 4. Fair Value of Financial Instruments (continued) The following is a summary of the inputs used for investment tranches as of June 30, 2023 in valuing the Fund’s investment carried at fair value: Investment in Portfolio Investment Level 1 Level 2 Level 3 Investments measured Total at NAV Investment in Investment Fund Private Placement $ - $ - $ 766,778 $ - $ 766,778 Total Investment in Investment Fund $ - $ - $ 766,778 $ - $ 766,778 For the period ended June 30, 2023, the Fund did not have any purchases and transfers for investments classified by the Fund within Level 3 of the fair value hierarchy. The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investment held as of June 30, 2023. Fair Value at `06/30/2023 Valuation technique Unobservable input Amount Investment Fund Private Placement $ 766,778 Market approach Discount for lack of marketability 21% Grand Total $ 766,778 5. Investment in Investment Fund The following table summarizes the fair value and liquidity terms of the Investment Fund as of June 30, 2023, aggregated by investment strategy: Investment Fund Fair Value Redemption Frequency (if applicable) Redemption Notice Period (if applicable) Private Placement (a) $ Not Applicable Not Applicable 766,778 Total Investment Fund 766,778 $ (a) Investment Funds in this strategy invest primarily in private (non-public) securities with limited liquidity. Investment Fund tranches representing 107.64% of the Fund’s net assets have restricted liquidity. The remaining restriction period for such Investment Fund tranches is uncertain. As of June 30, 2023, 107.64% of the Fund’s net assets were invested in Investment Fund with restricted liquidity or with the next available redemption date extending beyond one year from June 30, 2023. For the period from January 1, 2023 to June 30, 2023, aggregate purchases and proceeds from sales of investments in Investment Funds were $0 and $2,354, respectively.

AIP Multi-Strategy Fund A Notes to Financial Statements (Unaudited) (continued) 15 6. Investment Receivables As of June 30, 2023, $1,656 was due to the Fund from Investment Funds. The receivable amount represents the fair value of certain Investment Fund tranches, net of management fees and incentive fees/allocations, that were redeemed by the Fund at period-end or holdback amounts that will be received from certain Investment Funds. 7. Management Fee, Related Party Transactions and Other The Fund bears all expenses related to its investment program, including, but not limited to, expenses borne indirectly through the Fund’s investments in the underlying Investment Funds. Prior to April 1, 2020, in consideration of the advisory and other services provided by the Investment Adviser to the Fund, the Fund paid the Investment Adviser a monthly management fee of 0.083% (1.00% on an annualized basis) of the Fund’s month end net asset value. The management fee was an expense paid out of the Fund’s assets and was computed based on the value of the net assets of the Fund as of the close of business on the last business day of each month, before adjustments for any repurchases effective on that day. The management fee was in addition to the asset-based fees and incentive fees or allocations charged by the underlying Investment Funds and indirectly borne by Shareholders in the Fund. Effective April 1, 2020, the Investment Adviser voluntarily agreed to forgo any management fees. For the period ended June 30, 2023, there were no management fees incurred. Prior to April 30, 2020, the Investment Adviser contractually agreed to waive or reimburse the Fund for expenses (other than extraordinary expenses and certain investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed by the Fund) to the extent necessary in order to cap the Fund’s total annual operating expenses at 1.75% until the termination of the Fund’s investment advisory agreement. Effective April 30, 2020, the Investment Adviser no longer will be waiving or reimbursing the Fund for expenses. For the period ended June 30, 2023, there were no expense reimbursements management fee waivers. State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund. Under an administrative services agreement, State Street is paid an administrative fee, computed and payable monthly at an annual rate ranging from 0.045% to 0.075%, based on the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the administrator. State Street also serves as the Fund’s custodian. Under a custody services agreement, State Street is paid a custody fee monthly at an annual rate of 0.020%, based on (1) the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the custodian, and (2) investment purchases and sales activity related to the Fund. The Fund is charged directly for certain reasonable out-of-pocket expenses related to the accounting, administrative and custodial services provided by State Street to the Fund. The Fund has a deferred compensation plan (the “DC Plan”) that allows each member of the Board that is not an affiliate of Morgan Stanley to defer payment of all, or a portion, of the fees he or she receives for

AIP Multi-Strategy Fund A Notes to Financial Statements (Unaudited) (continued) 16 7. Management Fee, Related Party Transactions and Other (continued) serving on the Board throughout the year. Each eligible member of the Board generally may elect to have the deferred amounts invested in the DC Plan in order to earn a return equal to the total return on one or more of the Morgan Stanley products that are offered as investment options under the DC Plan. Investments in the DC Plan, unrealized appreciation/depreciation on such investments and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. As of June 30, 2023, the Fund’s proportionate share of assets attributable to the DC Plan was $1,274, which is included in the Statement of Assets and Liabilities under other assets and the deferred compensation obligation under accrued expenses and other liabilities. UMB Fund Services, Inc. serves as the Fund’s transfer agent. Transfer agent fees are payable monthly based on an annual Fund base fee, annual per Shareholder account charges, and out-of pocket expenses incurred by the transfer agent on the Fund’s behalf. 8. Market Risk and Risks Relating to Certain Financial Instruments An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund’s investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund’s investments (and, in turn, the Fund’s investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments. 9. Contractual Obligations The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

ALTERNATIVE INVESTMENT PARTNERS Morgan Stanley

AIP Multi-Strategy Fund A
Notes to Financial Statements (Unaudited) (continued)

10. Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders. The calculations below are not annualized for periods less than one year.

	For the Period from January 1, 2023 to June 30, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
For a Share outstanding throughout the period:						
Net asset value, beginning of period	$ 1,315.02	$ 997.74	$ 974.40	$ 943.02	$ 933.82	$ 940.46
Net investment income (loss) [(a)]	(214.88)	(183.86)	(67.11)	(15.23)	(20.93)	(20.87)
Net realized and unrealized gain (loss) from investments	251.15	501.14	90.45	46.61	79.84	34.03
Net increase (decrease) resulting from operations	36.27	317.28	23.34	31.38	58.91	13.16
Distributions paid						
Net investment income	-	-	-	-	(49.71)	(19.80)
Net realized gain	-	-	-	-	-	-
Net asset value, end of period	$ 1,351.29	$ 1,315.02	$ 997.74	$ 974.40	$ 943.02	$ 933.82
Total return [(b)]	2.76%	31.80%	2.40%	3.33%	6.42%	1.38%
Ratio of total expenses before expense waivers and reimbursements [(c)]	17.17%	22.74%	7.12%	1.81%	2.25%	2.18%
Ratio of total expenses after expense waivers and reimbursements [(c)]	17.17%	22.74%	7.12%	1.75%	2.21%	2.18%
Ratio of net investment income (loss) [(d)]	(16.94)%	(22.36)%	(7.10)%	(1.68)%	(2.18)%	(2.16)%
Portfolio turnover	0% [(f)]	0% [(f)]	0% [(f)]	0% [(f)]	22%	21%
Senior security, end of period (000s)	$ -	$ -	$ -	$ -	$ 12,990	$ 15,290
Asset coverage per $1,000 of senior security principal amount [(e)]	$ -	$ -	$ -	$ -	$ 5,142	$ 5,307
Net assets, end of period (000s)	$ 712	$ 693	$ 1,809	$ 4,384	$ 53,809	$ 65,847

(a) Calculated based on the average shares outstanding methodology.
(b) Total return assumes a subscription of a Share in the Fund at the beginning of the period indicated and a repurchase of the Share on the last day of the period and assumes reinvestment of all distributions during the period.
(c) Ratio does not reflect the Fund's proportionate share of the expenses of the Investment Funds.
(d) Ratio does not reflect the Fund's proportionate share of the income and expenses of the Investment Funds.
(e) Represents asset coverage per $1,000 of indebtedness calculated by subtracting the Fund's liabilities and indebtedness not represented by senior securities from the Fund's total assets, then the result divided by the aggregate amount of the Fund's senior securities representing indebtedness, and multiplying the result by 1,000.
(f) The Fund did not have any Investment Fund purchases resulting in a portfolio turnover of 0.00%.

The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder's return and ratios may vary from these returns and ratios due to the timing of Share transactions.

11. Subsequent Events

Unless otherwise stated throughout the Notes to Financial Statements, the Fund noted no subsequent events that require disclosure in or adjustment to the financial statements through the date that the financial statements were available to be issued.

17

AIP Multi-Strategy Fund A Investment Advisory Agreement Approval (Unaudited) 18 Nature, Extent and Quality of Services The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the Fund’s investment advisory agreement, including selection of Investment Funds for investment of the Fund’s assets, allocation of the Fund’s assets among, and monitoring performance of, Investment Funds, evaluation of risk exposure of Investment Funds and reputation, experience and training of investment managers, management of short-term cash and operations of the Fund, day-to-day portfolio management and general due diligence examination of Investment Funds before and after committing assets of the Fund for investment. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. (The investment advisory agreement is referred to as the “Advisory Agreement”.) The Board also reviewed and considered the nature and extent of the non-advisory, administrative services that the Adviser provides, or arranges at its expense, under the Advisory Agreement, including among other things, providing to the Fund office facilities, equipment and personnel. The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Advisory Agreement. Performance, Fees and Expenses of the Fund The Board considered that it had previously approved the Fund’s liquidation at its meeting held on December 10-11, 2019 and that the Adviser was seeking renewal of the Advisory Agreement as the Fund continues to wind down its operations. The Board noted that no advisory fee was being charged to the Fund currently. Accordingly, the Board concluded that this was not a factor it needed to consider at the present time. Economies of Scale The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s advisory fee rate, which does not include breakpoints. The Board considered that it had previously approved the Fund’s liquidation at its meeting held on December 10-11, 2019 and that the Adviser was seeking renewal of the Advisory Agreement as the Fund continues to wind down its operations. The Board noted that no advisory fee was being charged to the Fund currently. Accordingly, the Board concluded that this was not a factor it needed to consider at the present time.

AIP Multi-Strategy Fund A Investment Advisory Agreement Approval (Unaudited) (continued) 19 Profitability of the Adviser and Affiliates The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Advisory Agreement. Other Benefits of the Relationship The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. The Board considered sales charges on shares of the Fund’s feeder fund, AIP Multi-Strategy Fund P, charged by a broker-dealer affiliate of the Adviser. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Advisory Agreement. Resources of the Adviser and Historical Relationship Between the Fund and the Adviser The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Advisory Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser as the Fund continues to wind down its operations. Other Factors and Current Trends The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

AIP Multi-Strategy Fund A Investment Advisory Agreement Approval (Unaudited) (continued) 20 General Conclusion After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its Shareholders to approve renewal of the Advisory Agreement for another year as the Fund continues to wind down its operations. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Advisory Agreement.

AIP Multi-Strategy Fund A 21 Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited) If applicable, a copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s investments; and (2) how the Fund voted proxies relating to Fund investments during the most recent period ended June 30, is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov. Quarterly Portfolio Schedule (Unaudited) The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-PORT. The Fund’s Forms N-PORT are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

22 AIP Multi-Strategy Fund A 100 Front Street, Suite 400 West Conshohocken, PA 19428 Trustees W. Allen Reed, Chair of the Board Frances L. Cashman Eddie A. Grier Frank L. Bowman Kathleen A. Dennis Nancy C. Everett Jakki L. Haussler Dr. Manuel H. Johnson Joseph J. Kearns Michael F. Klein Patricia A. Maleski Officers John H. Gernon, President and Principal Executive Officer Christopher Auffenberg, Vice President Michael J. Key, Vice President Deidre A. Downes, Chief Compliance Officer Francis J.Smith, Treasurer and Principal Financial Officer Mary E. Mullin, Secretary Investment Adviser Morgan Stanley AIP GP LP 100 Front Street, Suite 400 West Conshohocken, PA 19428 Administrator, Custodian, Fund Accounting Agent and Escrow Agent State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 Transfer Agent UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212 Independent Registered Public Accounting Firm Ernst & Young LLP 200 Clarendon Street Boston, MA 02116 Legal Counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036 Counsel to the Independent Trustees Perkins Coie LLP 1155 Avenue of the Americas New York, NY 10036

ITEM 2.	CODE OF ETHICS. Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

(a)	Schedule of Investments. Refer to Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)

(1)	The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto. Not applicable to a semi-annual report.

(2)	Certifications of Principal Executive Officer and Principal Financial Officer are attached to this report as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIP MULTI-STRATEGY FUND P

By:	/s/ John H. Gernon
Name: John H. Gernon Title: President Date: September 5, 2023

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Gernon
Name: John H. Gernon Title: Principal Executive Officer Date: September 5, 2023

By:	/s/ Francis J. Smith
Name: Francis J. Smith
Title: Principal Financial Officer
Date: September 5, 2023